Financial Assets Measured at Amortized Cost - Schedule of Breakdown by Maturity Trade Receivables (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	R$ 3,766,854	R$ 4,146,321
Other receivables	2,821,907	1,911,010
Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	2,411,248	2,612,228
Other receivables	2,815,017	1,910,827
From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	375,958	444,200
Other receivables	2,111	54
From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	244,478	419,309
Other receivables	4,151	129
From 91 to 180 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	396,427	452,981
Other receivables	532
From 181 to 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	329,162	207,458
Other receivables	54
Over 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	9,581	10,145
Other receivables	42
Receivables falling due [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	3,526,389	3,947,527
Other receivables	2,818,271	1,910,827
Receivables falling due [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	2,347,630	2,563,908
Other receivables	2,814,942	1,910,827
Receivables falling due [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	349,524	442,127
Other receivables	1,316
Receivables falling due [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	240,025	277,610
Other receivables	1,482
Receivables falling due [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	394,831	450,954
Other receivables	531
Receivables falling due [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	185,438	206,774
Other receivables
Receivables falling due [Member] | Over 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	8,941	6,154
Other receivables
Receivables overdue [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	240,465	198,794
Other receivables	3,636	183
Receivables overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	63,618	48,320
Other receivables	75
Receivables overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	26,434	2,073
Other receivables	795	54
Receivables overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	4,453	141,699
Other receivables	2,669	129
Receivables overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	1,596	2,027
Other receivables	1
Receivables overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	143,724	684
Other receivables	54
Receivables overdue [Member] | Over 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	640	R$ 3,991
Other receivables	R$ 42